Parent entity financial information (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Parent Entity Financial Information [Abstract]
Summary of Parent Entity Financial Information

	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Balance Sheet
Current Assets	21,135	22,715
Total Assets	943,030	775,407

Current Liabilities	9,136	11,765
Total Liabilities	13,904	17,278

Shareholders' Equity
Issued Capital	1,163,165	1,051,450
Reserves
Foreign Currency Translation Reserve	(150,306)	(216,440)
Share Options Reserve	77,310	69,695
Warrant Reserve	12,969	—
(Accumulated losses)/retained earnings	(174,012)	(146,576)
	929,126	758,129

Loss for the period	(27,436)	(16,981)
Total comprehensive loss for the period	(27,436)	(16,981)